Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Cash and cash equivalent	$ 535,171	$ 474,544	$ 286,184	$ 147,153
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent	176,246	89,814
Short-term deposits and restricted cash	35,662	0
Trade receivables and other receivables	15,421	14,860
Other payables	(535)	(424)
Loans and Other Liabilities
In US dollar or linked thereto	$ (34,524)	$ (27,587)